Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
ASSETS
Cash and cash equivalents	$ 123,783	$ 87,594
Marketable securities	116,126	54,469
Accounts receivable, net	17,233	57,290
Inventory	25,828	35,858
Prepaid expenses and other current assets	30,785	20,294
Restricted cash	5,566	5,713
Deferred tax assets	484	1,776
Total current assets	319,805	262,994
Property, plant and equipment, net	96,494	64,315
Goodwill		36,696
Intangibles, net	7,054	7,770
Marketable securities		7,342
Deferred tax assets	5,840	3,043
Other assets	12,016	18,024
Total assets	441,209	400,184
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable and accrued expenses	90,273	84,319
Adverse purchase commitments	38,763
Deferred revenue	10,304	19,970
Deferred tax liabilities	5,840	471
Total current liabilities	145,180	104,760
Deferred revenue	2,181	13,302
Deferred tax liabilities	484	777
Other liabilities	509	380
Total liabilities	148,354	119,219
Commitments and contingencies (Note 12)
Stockholders' equity:
Common stock, $0.01 par value, 100,000,000 shares authorized, 50,719,827 and 44,845,541 shares issued and outstanding at March 31, 2011 and 2010, respectively	507	448
Additional paid-in capital	885,704	698,417
Accumulated other comprehensive income (loss)	3,817	(7,011)
Accumulated deficit	(597,173)	(410,889)
Total stockholders' equity	292,855	280,965
Total liabilities and stockholders' equity	$ 441,209	$ 400,184